            [Cover: The Schwab Building, San Francisco, California]


SCHWABFUNDS(R)
SCHWAB
INTERNATIONAL
INDEX FUND(R)






Annual Report
October 31, 1996

Dear Shareholder,

                    It's been an exciting year at SchwabFunds(R). With the
                    support of investors like you, the SchwabFunds Family(R)
                    continues to rank among the largest and fastest-growing
    [PHOTO OF       mutual fund complexes in the nation. In total, Charles
CHARLES R. SCHWAB]  Schwab Investment Management, Inc. (CSIM), manages over $40 billion in assets for approximately 2.5 million shareholders. Today CSIM offers investors 30 mutual funds spanning a spectrum of financial markets and investing styles. You'll find in-depth information on the performance of your SchwabFunds investment in the following pages.

SMART NEW WAYS TO DIVERSIFY YOUR PORTFOLIO

Now more than ever, investors tell us they're looking for new ways to diversify their portfolios in order to manage risk and enhance return potential. But with literally thousands of mutual funds to choose from, analyzing and selecting funds can be an overwhelming task. That's why we've introduced the new Schwab OneSource Portfolios -- three "funds of funds" that span both U.S. and international markets. Each OneSource Portfolio is actively managed by an experienced portfolio manager who invests in a variety of mutual funds from well-known fund families, monitors their performance and adjusts the portfolio mix in response to changes in the markets. So you can get diversification not only across asset classes -- stocks, bonds and cash -- but among different funds and investing styles too.

OPENING NEW CHANNELS OF COMMUNICATION

If you're among the millions of people exploring the Internet, I encourage you to visit our Web site at www.schwab.com. There you'll find a wealth of online information about SchwabFunds as well as a wide range of investments and resources available from Schwab. You can access the latest mutual fund performance data, request a free fund prospectus, trade funds and more -- all from the comfort of your home or office, 24 hours a day. It's just one more way we're harnessing the latest technology to make investing easier and more convenient.

Thank you for placing your trust in SchwabFunds. In the year ahead, we'll continue working to provide you with an expanding range of investment opportunities to meet your needs.





                       /s/ Charles R. Schwab
                       Charles R. Schwab


Cover: The Schwab Building, San Francisco, California

                                                                       KEEP YOUR
                                                                   MONEY WORKING
                                                                         HARDER!
                                                                   -------------
                                              Use this envelope to easily add to
                                                            your SchwabFunds(R).

Charles Schwab

WE'VE MADE IT EASIER FOR YOU! TAKE ADVANTAGE OF THIS OPPORTUNITY TO ADD TO YOUR SCHWABFUNDS(R) INVESTMENT.

Now, you can add to your account by using this convenient Schwab investment envelope. It's a simple, easy way to increase your investment. You can also have money transferred to your fund directly from your bank account or payroll check using Schwab's free Automatic Investment Plan (AIP)(1). If you'd like more information on AIP, just check the appropriate box on the coupon. We'll send you everything you need to get started.

DON'T DELAY. USE THIS CONVENIENT INVESTMENT ENVELOPE AND SEND YOUR CHECK TODAY!

(1)The Automatic Investment Plan does not ensure profit or protect against loss in declining markets.

-------------------------------------------------------------------------------
                              PLEASE DETACH HERE.

SCHWABFUNDS(R)
INVESTMENT COUPON                       ---------------------------------------
------------------------------------             SCHWAB ACCOUNT NUMBER
                                        PLEASE INDICATE TO WHICH SCHWABFUND
Please enclose your check and this      YOUR INVESTMENT SHOULD GO:
completed investment coupon in the
attached postage-paid envelope.         / /  Schwab S&P 500 Fund
                                        / /  Schwab Analytics Fund(TM)
---------------------------------       / /  Schwab Small-Cap Index Fund(R)
NAME                                    / /  Schwab International Index Fund(R)
                                        / /  Schwab OneSource Portfolios --
$                                            International
---------------------------------       / /  Schwab Asset Director(R) -- High
AMOUNT OF INVESTMENT*                        Growth Fund
                                        / /  Schwab Asset Director(R) --
---------------------------------            Balanced Growth Fund
SIGNATURE                               / /  Schwab Asset Director(R) --
/ /  Check here if you would like            Conservative Growth Fund
     more investment coupons for       IF NO FUND IS INDICATED, YOUR INVESTMENT
     future use.                       WILL GO INTO THE SWEEP ACCOUNT YOU'VE
/ /  Check here if you would like      DESIGNATED.
     more information on Schwab's
     Automatic Investment Plan (AIP).

*THIS ENVELOPE MAY NOT BE USED FOR             --------------------------------
 INITIAL INVESTMENTS. SUBSEQUENT               (lift here for more information)
 INVESTMENT MINIMUM IS $100.                   ---------------------------------

(C)1996 Charles Schwab & Co., Inc. All
rights reserved. Member SIPC/NYSE.
Printed on recycled paper. TF4447(12/96)
CRS 12012

--------------------------------------------------------------------------------
CharlesSchwab
--------------------------------------------------------------------------------

JUST FOLLOW THESE EASY STEPS TO INVEST IN YOUR SCHWABFUNDS(R) ACCOUNT:

1. Fill out the Schwab investment coupon completely, including your name, account number, amount of your check and signature.
   Please use one coupon for each account.

2. Make your check payable to CHARLES SCHWAB          THIS ENVELOPE IS INTENDED
   & CO., INC., and enclose your check with the       FOR SHAREHOLDERS WHO HAVE
   completed coupon in this postage-paid envelope.    ALREADY RECEIVED A CURRENT
                                                      SCHWABFUNDS PROSPECTUS.
3. Then just drop your SchwabFunds investment envelope in the mail today--and start putting your money to work! If you have any questions, don't hesitate to call 1-800-2 NO-LOAD.

Attn: Dept. AIP 333-4

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              |  BUSINESS REPLY MAIL                                     |        | MAILED IN THE |
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                  CHARLES SCHWAB & CO INC
                  PO BOX 7778
                  SAN FRANCISCO CA 94120-9419

   TABLE OF CONTENTS

   GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS ...........................     2

   PERFORMANCE ...........................................................     3

   TAX-SMART INVESTMENT ..................................................     4

   FUND HOLDINGS .........................................................     5

   PORTFOLIO MANAGEMENT TEAM .............................................     7

   MARKET OVERVIEW .......................................................     8

   QUESTIONS AND ANSWERS .................................................    12

   FINANCIAL STATEMENTS AND NOTES ........................................    18

We are pleased to report on the performance of the Schwab International Index Fund(R) (the Fund) for its fiscal year ended October 31, 1996. During the year, the Fund achieved its primary objective of tracking the price and dividend performance of the Schwab International Index(R) (the Index). It also succeeded in maintaining the tax efficiencies and low costs designed to help maximize long-term performance results as explained below.

                  GROWTH IN NET ASSETS AND NUMBER OF ACCOUNTS

                                Net Assets             Number of
                                in Millions            Accounts
                ------------------------------------------------
                Sep-93*         $ 95,552,841            16,797
                Oct-93          $106,085,381            17,611
                Nov-93          $101,303,954            18,059
                Dec-93          $112,844,304            18,940
                Jan-94          $123,270,658            19,955
                Feb-94          $125,079,990            19,763
                Mar-94          $120,531,855            19,880
                Apr-94          $123,635,660            19,854
                May-94          $124,443,798            19,988
                Jun-94          $125,369,671            20,113
                Jul-94          $129,558,872            20,307
                Aug-94          $135,579,362            21,304
                Sep-94          $132,774,107            20,747
                Oct-94          $142,355,062            21,680
                Nov-94          $137,713,287            21,972
                Dec-94          $138,099,459            21,944
                Jan-95          $133,088,705            21,888
                Feb-95          $134,445,191            21,805
                Mar-95          $143,514,912            21,763
                Apr-95          $154,062,498            22,244
                May-95          $160,198,618            22,832
                Jun-95          $161,420,288            23,174
                Jul-95          $174,669,999            23,775
                Aug-95          $172,981,666            24,182
                Sep-95          $179,408,413            24,422
                Oct-95          $179,611,854            24,599
                Nov-95          $186,260,214            24,767
                Dec-95          $195,889,123            25,138
                Jan-96          $208,604,044            26,321
                Feb-96          $216,433,443            27,075
                Mar-96          $225,800,585            27,784
                Apr-96          $236,184,000            28,495
                May-96          $237,643,000            28,853
                Jun-96          $241,962,000            29,098
                Jul-96          $240,603,000            29,188
                Aug-96          $240,603,000            29,186
                Sep-96          $246,328,000            29,190
                Oct-96          $246,778,000            29,190

* Commencement of Fund Operations

PERFORMANCE

The table below compares total return for various periods, ended October 31, 1996, for the Schwab International Index Fund(R), the Schwab International Index(R) and the Morgan Stanley Capital International - Europe, Australasia, Far East Index (MSCI EAFE).

                              TOTAL RETURN TABLE
--------------------------------------------------------------------------------

                                                       Cumulative Since   Average Annual
                                                        Fund Inception Since Fund Inception
                               Six-Months     One-year      (9/9/93)          (9/9/93)
-------------------------------------------------------------------------------------------
Schwab
International                     0.33%        11.07%        25.71%             7.54%
Index Fund
-------------------------------------------------------------------------------------------
Schwab
International                     0.30%        12.24%        28.63%             8.33%
Index
-------------------------------------------------------------------------------------------
MSCI EAFE                         (2.42)%       10.48%        21.78%               --
-------------------------------------------------------------------------------------------

As of September 30, 1996 the one-year total return for the Schwab International Index Fund was 9.77% and the average annual total return since inception was 7.81%.
-------------------------------------------------------------------------------
TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period and have guaranteed that maximum total operating expenses will not exceed 0.69% through at least 2/28/97. Without fee waivers and guarantees, for the periods ended 10/31/96, the Fund's total return for the six-month, one-year, cumulative since inception, and average annual since inception would have been 0.09%, 10.55%, 24.06%, and 7.09%, respectively. For the periods ended 9/30/96, the Fund's one-year total return and average annual total return since inception would have been 9.24% and 7.38%, respectively. Indices are unmanged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly.

TAX-SMART INVESTMENT STRATEGY

The Schwab International Index Fund(R) seeks to maximize its after-tax performance for investors by keeping capital gain distributions to a minimum. This strategy is designed to help you keep more of what your money earns. The following chart illustrates the effects of this strategy.

--------------------------------------------------------------------------------
                  One-Year Total Return As of October 31, 1996

                                           Before-Tax     After-Tax   % Lost to Taxes
-------------------------------------------------------------------------------------
Schwab International                         11.07%         10.58%          0.49%
Index Fund
-------------------------------------------------------------------------------------
Average International                        10.20%          9.36%          0.84%
Fund
-------------------------------------------------------------------------------------

Source for average international fund is Morningstar, Inc. for 361 international funds as of 10/31/96. After-tax returns assume the maximum Federal tax rate of 39.6% on dividends and 28% on capital gain distributions. Tax rates vary and may be higher or lower than those shown. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The Investment Manager and Schwab waived a portion of their fees during the reporting period, and have guaranteed that maximum total operating expenses will not exceed 0.69% through at least 2/28/97. Without this fee waiver and guarantee, the Fund's total return would have been lower.

FUND HOLDINGS

The Fund's portfolio is diversified across 15 countries, approximately 350 of the world's largest publicly traded companies and a broad range of sectors and industries. Following is a list of the Fund's ten largest holdings as well as a chart showing the percentage of the portfolio invested in each country. Both are as of October 31, 1996 and are not necessarily indicative of the Fund's future holdings. A complete listing of the Fund's portfolio holdings, also as of October 31, 1996, can be found in the Statement of Net Assets section of this report.


FUND'S TOP TEN HOLDINGS AS A
PERCENTAGE OF NET ASSETS

  Royal Dutch Petroleum Co.             Netherlands         2.00%

  Roche Group Holdings AG               Switzerland         1.71

  Nippon Telegraph & Telephone Corp.    Japan               1.69

  Bank of Tokyo Mitsubishi, Ltd.        Japan               1.51

  British Petroleum Co.                 United Kingdom      1.46

  Toyota Motor Corp.                    Japan               1.37

  Glaxo Wellcome                        United Kingdom      1.32

  Shell Transportation & Trading Co.    United Kingdom      1.31

  Sandoz AG                             Switzerland         1.21

  Nestle, SA                            Switzerland         1.03

                                     [MAP]

               SCHWAB INTERNATIONAL INDEX FUND(R) EQUITY HOLDINGS
                             AS OF OCTOBER 31, 1996

                        Canada                  3.4%
                        Belgium                 0.8%
                        Netherlands             6.1%
                        Germany                 8.4%
                        Denmark                 0.3%
                        Sweden                  2.0%
                        Japan                  29.0%
                        United Kingdom         21.8%
                        Spain                   2.0%
                        France                  7.1%
                        Switzerland             7.0%
                        Italy                   2.0%
                        Singapore               2.0%
                        Australia               2.4%
                        Hong Kong               4.3%

THE PORTFOLIO MANAGEMENT TEAM

STEPHEN B. WARD, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of the Fund's portfolio. Steve joined CSIM as Vice President and Portfolio Manager in April 1991, and was promoted to his current position in August 1993. Prior to joining CSIM, Steve was the Vice President and Portfolio Manager at Federated Investors. He holds an MBA from the Wharton School, and a B.A. in economics from Virginia Tech, and has been a chartered financial analyst since 1985.

GERI HOM, Portfolio Manager, has primary responsibility for the day-to-day management of the Fund's portfolio. Geri joined CSIM in March 1995 as Portfolio Manager and currently manages over $3 billion in assets. Prior to joining CSIM, Geri was a Principal for Wells Fargo Nikko Investment Advisors and Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko. She holds a B.A. in business education from San Francisco State University.

The following market overview and answers to questions are provided by the Portfolio Management Team.

MARKET OVERVIEW

                              REAL GDP GROWTH RATE

                       (Quarterly % Change, Annual Rate)

                                        Real GDP Growth Rate
                                        --------------------
                        Q4-95                   0.3%
                        Q1-96                   2.0%
                        Q2-96                   4.7%
                        Q3-96                   2.0%


As shown on the graph above, the start of the fiscal year November 1, 1995 was ushered in with a weak fourth quarter 1995 real GDP growth rate of 0.3%, which caused some concern over the possibility of an economic recession. However, as time progressed, the economic climate improved significantly. By the third quarter of 1996, sentiment was focused on the apparent strength of the economy and its potential impact on future inflation. The financial markets were particularly concerned that the combined impact of strong economic growth and the strength of the labor market would force the Federal Reserve (the Fed) to raise the federal funds rate in an effort to prevent a resurgence of inflation.

At the close of the Fund's fiscal year, job creation appears to be maintaining a healthy pace and the national unemployment rate of 5.2% is near its low for the decade. Although the pace of economic growth has slowed somewhat to a rate of 2.0% in the third quarter of 1996, there remain signs of potential inflationary pressures in the economy. Although both price and wage inflation appear to be well contained, the Fed has indicated it will maintain a posture of "heightened surveillance" and remain diligent in its effort to prevent increases in inflation.

                           TOTAL RETURNS PERFORMANCE

                          Growth of a Dollar Invested

                                Schwab            Schwab        Lehman MF
                S&P 500       Small Cap       International     General US
                Index(R)      Index(R)           Index(R)       Govt. Index
--------------------------------------------------------------------------------
Oct-95          $ 1.000         $ 1.000         $ 1.000         $ 1.000
Nov-95          $ 1.044         $ 1.017         $ 1.028         $ 1.016
Dec-95          $ 1.064         $ 1.073         $ 1.068         $ 1.030
Jan-96          $ 1.100         $ 1.070         $ 1.071         $ 1.036
Feb-96          $ 1.110         $ 1.113         $ 1.073         $ 1.015
Mar-96          $ 1.121         $ 1.133         $ 1.093         $ 1.007
Apr-96          $ 1.137         $ 1.193         $ 1.119         $ 1.000
May-96          $ 1.167         $ 1.234         $ 1.106         $ 0.999
Jun-96          $ 1.171         $ 1.194         $ 1.113         $ 1.011
Jul-96          $ 1.119         $ 1.098         $ 1.084         $ 1.014
Aug-96          $ 1.143         $ 1.167         $ 1.094         $ 1.012
Sep-96          $ 1.207         $ 1.210         $ 1.126         $ 1.029
Oct-96          $ 1.241         $ 1.190         $ 1.122         $ 1.051

Schwab Small-Cap Index(R)      18.97%           S&P 500(R) Index   24.06%
Schwab International Index(R)  12.24%           Lehman MF General
                                                US Govt. Index      5.12%


TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. The indices are representative returns of specific market sectors from 11/1/95 through 10/31/96 and do not reflect a fund's performance. Indices are unmanaged and, unlike a fund, do not reflect the payment of advisory fees and other expenses associated with an investment in a fund. Investors cannot invest in an index directly.

DOMESTIC EQUITY MARKET HIGHLIGHTS

As shown on the graph above, domestic equities achieved strong returns during the fiscal year, outpacing both international equities and domestic bonds.(1) During the fiscal year, the total return for the

1 The domestic equities market is represented by the S&P 500 Index and the Schwab Small-Cap Index. The Schwab Small-Cap Index is comprised of the common stocks of the second 1,000 largest publicly traded companies ranked by market capitalization, excluding investment companies.

S&P 500(R) Index was 24.06% and the total return for the Schwab Small-Cap Index(R) was 18.97%.(2) Both returns were in excess of their longer-term (20-year) averages of 14.47% for the S&P 500 Index and 16.83% for small cap stocks.(3) Both of these indices reached new highs in the second quarter, experienced significant declines in June and July, and went on to recover (the S&P 500 Index reached a new high) by the close of the fiscal period.

Using most traditional measures, such as price-to-book value and dividend yield, many major market indices remain valued near their historic highs. The primary exception is the price-to-earnings ratio which, at 20 times earnings for the S&P 500 Index, is well above its historical average, but below its 1991 and 1987 highs of 26 and 22, respectively.

Although there are many contributing factors, most market observers attribute the market's strong performance to three key developments: the second straight year of impressive corporate earnings; a continuation of relatively moderate short- and long-term interest rates; and continued high levels of cash flowing into equity mutual funds.

INTERNATIONAL EQUITY MARKET HIGHLIGHTS

International equity returns were more modest and were heavily influenced by the strengthening dollar. In local currency terms, the total return of the Schwab International Index(R)(4) for the 12 months ended October 31, 1996 was 17.82%. Because the U.S. dollar increased in value against most other currencies, the total return in U.S. dollars was 12.24%.

2 Morningstar, Inc., for the period November 1, 1995 to October 31, 1996.

3 Morningstar, Inc., for the period November 1, 1976 to October 31, 1996.

4 The Schwab International Index is representative of the international equity market. This Index is comprised of the stocks of the 350 largest non-U.S. companies located in countries with developed securities markets and excludes investment companies.

BOND MARKET HIGHLIGHTS

30-YEAR AND 5-YEAR TREASURY BOND YIELDS

                Thirty Year        Five Year
               Treasury Bond      Treasury Bond
                   Yield              Yield
-------------------------------------------------------
 11/3/95             6.28%            5.70%
11/10/95             6.34%            5.76%
11/17/95             6.23%            5.65%
11/24/95             6.25%            5.69%
 12/1/95             6.09%            5.49%
 12/8/95             6.05%            5.55%
12/15/95             6.10%            5.57%
12/22/95             6.06%            5.50%
12/29/95             5.95%            5.38%
  1/5/96             6.05%            5.41%
 1/12/96             6.15%            5.43%
 1/19/96             5.97%            5.27%
 1/26/96             6.05%            5.33%
  2/2/96             6.16%            5.26%
  2/9/96             6.10%            5.23%
 2/16/96             6.24%            5.30%
 2/23/96             6.41%            5.51%
  3/1/96             6.37%            5.58%
  3/8/96             6.71%            6.06%
 3/15/96             6.74%            6.18%
 3/22/96             6.66%            6.06%
 3/29/96             6.67%            6.09%
  4/5/96             6.82%            6.38%
 4/12/96             6.80%            6.29%
 4/19/96             6.79%            6.32%
 4/26/96             6.79%            6.28%
  5/3/96             7.12%            6.60%
 5/10/96             6.93%            6.47%
 5/17/96             6.83%            6.41%
 5/24/96             6.83%            6.41%
 5/31/96             6.99%            6.63%
  6/7/96             7.03%            6.70%
 6/14/96             7.09%            6.70%
 6/21/96             7.10%            6.72%
 6/28/96             6.87%            6.46%
  7/5/96             7.19%            6.82%
 7/12/96             7.03%            6.65%
 7/19/96             6.97%            6.57%
 7/26/96             7.01%            6.63%
  8/2/96             6.74%            6.27%
  8/9/96             6.69%            6.22%
 8/16/96             6.77%            6.30%
 8/23/96             6.96%            6.51%
 8/30/96             7.12%            6.72%
  9/6/96             7.11%            6.70%
 9/13/96             6.95%            6.47%
 9/20/96             7.04%            6.62%
 9/27/96             6.91%            6.44%
 10/4/96             6.74%            6.21%
10/11/96             6.85%            6.28%
10/18/96             6.80%            6.25%
10/25/96             6.82%            6.26%

As shown on the chart above, during the first three months of the fiscal year, both intermediate and long-term Treasury Bond yields declined, causing a corresponding increase in the value of bonds. This decline in rates was a result of concerns over a potential recession, an anticipated decline in demand for borrowing, and reduced inflationary expectations. The bond market experienced a dramatic reversal in sentiment during February, which marked the beginning of a sharp increase in Treasury Bond yields and a corresponding decrease in the value of bonds. The increase in rates was a result of strong economic data and concerns that the economy could be growing too fast, which could result in higher inflation levels. The last half of the fiscal year was characterized by some degree of volatility and no discernible trend, with trading ranges of 6.7% to 7.2% for the 30-year Treasury Bond and 6.2% to 6.8% for the 5-year Treasury Bond.

QUESTIONS AND ANSWERS

Q. HOW DID THE PERFORMANCE OF THE SCHWAB INTERNATIONAL INDEX(R) COMPARE TO THE MSCI EAFE DURING THE FISCAL YEAR?

A. During the fiscal year, the total return for the Schwab International Index was 12.24%, outperforming the 10.48% return of the MSCI EAFE. The returns of both indices were somewhat below the long-term average for international stock returns. For example, the twenty-year average annual total return for the period ended December 1995 for the MSCI EAFE was 14.40%.

The chart at right illustrates the cumulative total return for the Schwab International Index(R), Schwab International Index Fund(R) and the MSCI EAFE since the Fund's inception on September 9, 1993. The average annual total return since inception for the Schwab International Index has been 8.33%, versus 6.46% for the MSCI EAFE. It is important to note that investors cannot invest in either index directly.

Q. WHAT ACCOUNTS FOR THE DIFFERENCE IN THE PERFORMANCE OF THE INDEX AND THE
FUND?

A. The performance of the Index is a theoretical return of common stocks representing the largest 350 international companies from major developed securities markets outside of the United States, ranked by market capitalization. Unlike the Fund, the Index does not incur management and other costs that reduce returns to the shareholders. In addition, the Fund, unlike the Index, holds a small portion of its balances in cash to meet shareholder redemptions and pay expenses. The cash portion earns interest at money market rates, which may be more or less than the returns of the Index during a given period. Also, the weighting of any particular security in the Fund can be greater or less than the theoretical weighting in the Index.

Another factor accounting for the difference in performance is the Fund's goal of minimizing capital gain distributions. In order to avoid excessive realization of capital gains, the Fund may continue to hold certain stocks that are no longer in the Index. Depending on the

       Comparison of Change in Value of a Hypothetical $10,000 Investment
                   in the Schwab International Index Fund(R),
                the Schwab International Index and the MSCI EAFE

DATE            FUND            INDEX             EAFE
  9/9/93        $10,000         $10,000         $10,000
 9/30/93         $9,770          $9,786          $9,749
10/31/93        $10,150         $10,167         $10,049
11/30/93         $9,420          $9,454          $9,171
12/31/93        $10,096         $10,137          $9,833
 1/31/94        $10,769         $10,823         $10,664
 2/28/94        $10,558         $10,623         $10,634
 3/31/94        $10,156         $10,172         $10,176
 4/30/94        $10,458         $10,544         $10,607
 5/31/94        $10,407         $10,448         $10,547
 6/30/94        $10,488         $10,508         $10,695
 7/31/94        $10,649         $10,692         $10,798
 8/31/94        $10,941         $10,999         $11,054
 9/30/94        $10,559         $10,621         $10,706
10/31/94        $10,950         $11,026         $11,062
11/30/94        $10,428         $10,478         $10,530
12/31/94        $10,484         $10,564         $10,597
 1/31/95        $10,108         $10,254         $10,190
 2/28/95        $10,189         $10,282         $10,160
 3/31/95        $10,759         $10,964         $10,794
 4/30/95        $11,145         $11,346         $11,200
 5/31/95        $11,176         $11,303         $11,067
 6/29/91        $11,064         $11,168         $10,873
 7/31/95        $11,623         $11,826         $11,551
 8/31/95        $11,237         $11,384         $11,111
 9/30/95        $11,470         $11,661         $11,327
10/30/91        $11,318         $11,461         $11,023
11/30/95        $11,562         $11,782         $11,329
12/31/95        $11,975         $12,238         $11,786
 1/31/96        $12,006         $12,277         $11,834
 2/29/96        $12,026         $12,300         $11,874
 3/31/96        $12,232         $12,529         $12,126
 4/30/96        $12,530         $12,826         $12,479
 5/31/96        $12,396         $12,674         $12,250
 6/30/96        $12,489         $12,761         $12,318
 7/31/96        $12,139         $12,430         $11,958
 8/31/96        $12,253         $12,538         $11,985
 9/30/96        $12,592         $12,907         $12,303
10/31/96        $12,571         $12,863         $12,178

Schwab International Index Fund         Schwab International Index Fund
Average Annual Total Returns            Schwab International Index
through October 31, 1996                MSCI EAFE

One-Year        Since Inception
 11.07%             7.54%


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PRINCIPAL VALUE AND INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. The performance graph compares a hypothetical $10,000 investment in the Schwab International Index Fund, since inception with a hypothetical investment in the Schwab International Index and the MSCI EAFE. Total return assumes reinvestment of all dividends and capital gain distributions, if any. Indices are unmanaged, and unlike the Fund, do not reflect advisory and other fees associated with an investment in the Fund. Investors cannot invest in an index directly. The Investment Manager and Schwab waived a portion of their fees during the fiscal year, and have guaranteed that maximum total operating expenses will not exceed 0.69% through at least 2/28/97. Without fee waivers and guarantees, the Fund's total return for each period would have been lower.

performance of these non-Index stocks, this practice can have a positive or negative impact on the Fund's performance. Lastly, unlike the Index, the Fund incurs trading costs when it buys or sells stocks. Combined, these factors cause the difference in the returns of the Fund compared to the Index, a difference referred to as the Fund's "tracking error."

The tracking error for the Fund during the reporting period was 1.17%. The average annual tracking error for the Fund since its inception has been 0.79%, which is within our expectation given the components of tracking error discussed above.

Q.  WHAT IMPACT HAVE FLUCTUATING VALUES OF THE U.S. DOLLAR AND INTERNATIONAL
CURRENCIES HAD ON THE PERFORMANCE OF THE FUND   DURING THE FISCAL YEAR?

A. Since your investment in the Fund is denominated in U.S. dollars, the return you receive as a U.S. investor from international equities is made up of two primary components: the market movement of securities, and the value of the dollar in relation to the local currencies associated with those securities. As a result, fluctuations in the exchange rate between the U.S. dollar and the local currencies will affect the U.S. dollar-denominated returns the Fund earns on international equities. A rise in the U.S. dollar against the local currency will decrease the return on your investment in the Fund. A decline in the U.S. dollar against the local currency will increase the return on your investment.

During the reporting period, the U.S. dollar increased in value against local currencies. This caused the total return of the Fund, for a dollar- denominated investor, to lag behind the return of the Fund measured in local currency. However, the strong performance of international equities during the reporting period allowed the Fund to post a positive return. The graph at right illustrates how currency fluctuations affected the hypothetical performance of the Index during the fiscal year. The lower line, with an ending value of $11,224, represents the value of a hypothetical $10,000 investment for a U.S. dollar-denominated investment. The upper line represents the local currency value of $11,781 prior to conversion to U.S. dollars.

                                 ANNUAL REPORT
                        SCHWAB INTERNATIONAL INDEX FUND
                           [GRAPH AREA (PLOT POINTS)]

       Hypothetical $10,000 Investment in U.S. Dollars and Local Currency

 Date                   In US Dollars                   In Local Currency
 ----                   -------------                   -----------------
Oct-95                     $10,000                           $10,000
Nov-95                     $10,280                           $10,403
Dec-95                     $10,678                           $10,790
Jan-96                     $10,712                           $11,172
Feb-96                     $10,732                           $11,043
Mar-96                     $10,932                           $11,305
Apr-96                     $11,191                           $11,664
May-96                     $11,059                           $11,575
Jun-96                     $11,134                           $11,692
Jul-96                     $10,846                           $11,163
Aug-96                     $10,940                           $11,320
Sep-96                     $11,262                           $11,871
Oct-96                     $11,224                           $11,781


The graph above compares a hypothetical $10,000 investment in the Schwab International Index(R), valued in U.S. dollars to the same investment valued in local currency. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY. Indices are unmanaged, and unlike funds, do not reflect advisory and other fees associated with investments in funds. Investors cannot invest in an index directly.

Q. What is an index investing and what makes it an attractive investment strategy?

A. Although index strategies have broad appeal among institutional investors, it is actually a fairly simple concept. Like the Schwab International Index, all indices represent a predefined group of securities (frequently, but not always, common stocks). There are many different types of stock indices including large company, small company, industry specific, international, regional, and individual country. The objective of an index strategy is to track the performance of an index by investing in substantially all or a representative sample of the securities in the index.

An index strategy is frequently referred to as a "passive" investment strategy. In contrast with "active" strategies, a passive strategy does not attempt to "make bets" by emphasizing particular industry sectors or individual securities that the fund manager believes will outperform the market. It is important to note that investors cannot invest in an index directly.

The primary advantages of investing in an index fund include the opportunity to achieve a particular market return, the ability to purchase a portfolio of securities diversified across a particular market segment, and the potential to reduce costs to shareholders by offering lower management fees and total operating expenses. Passively managed funds generally have lower portfolio turnover and transaction costs, and they attempt to remain as fully invested as possible. Over time, these strategies may help to enhance shareholders' after-tax returns.

In contrast, actively managed funds may periodically maintain varying levels of cash positions in an effort to enhance returns by "timing" market movements. For example, as of September 30, 1996, the Investment Company Institute reported that the average cash equivalent position for all international funds was 6.5%. This is significantly greater than the Schwab International Index Fund(R), which had a cash equivalent position of 0.46% as of September 30, 1996. Over time, being fully invested with a low cash position will generally provide potential for higher returns.

Q. WHAT STRATEGIES DOES THE FUND USE TO HELP INVESTORS ACHIEVE HIGHER AFTER-TAX RETURNS?

A. Taxes can erode the returns you earn from your mutual fund investment. That's why it is important to understand how fund returns compare after taxes when evaluating performance.

The Fund is managed to help maximize your after-tax returns by minimizing taxable capital gain distributions. Since the Fund does not actively trade stocks, except to realign portfolio holdings with the Index and to respond to customer purchases and redemptions, capital gains are minimized. And when the Fund's manager does trade, an attempt is made to offset capital gains with capital losses to minimize taxable distributions to shareholders.

This strategy seeks to defer capital gains until you sell your shares. Until such time, any unrealized gains accumulate in the Fund, helping to build the value of your investment.

Q. HOW DOES THE FUND FIT INTO AN ASSET ALLOCATION PLAN?

A. The Fund can best be used to fulfill all or a portion of the international equity component of an asset allocation plan. The Fund is a diversified representation of the large company international equity market. Typically, investors with higher risk tolerances and longer-term investment horizons may want to consider a larger allocation to international stocks. Investors with lower risk tolerances and shorter-term investment horizons may want to consider a smaller allocation to international stocks. An investment portfolio which ONLY invests in international stocks will not realize the benefits of asset class diversification. To take maximum advantage of these investment principles, international stocks should be combined with other major equity asset classes (such as large company stocks and small company stocks) to form the equity component of a well-diversified investment portfolio.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
COMMON STOCK--98.3%
AUSTRALIA--2.3%
Australia & New Zealand Banking Group                        77,262       $  451
Broken Hill Proprietary Co., Ltd.                           116,281        1,544
Coca Cola Amatil                                             29,457          405
Commonwealth Bank Group                                      60,023          564
Commonwealth Bank Group (Installment Receipts)               14,142           85
National Australia Bank                                      85,804          942
News Corp., Ltd.                                            110,907          631
Western Mining Corp.                                         65,592          412
Westpac Banking Corp.                                        99,986          571
                                                                           -----
                                                                           5,605
                                                                           -----
BELGIUM--0.8%
Electrabel                                                    3,100          720
Electrabel, VVPR Strip                                          500            1
Generale de Banque                                              840          294
Petrofina SA                                                  1,100          338
Societe Generale de Belgique                                  3,040          227
Tractebel Investor International                                600          286
                                                                           -----
                                                                           1,866
                                                                           -----
CANADA--3.4%
Alcan Aluminum Ltd.                                          15,376          505
BCE Inc.                                                     20,888          959
Bank of Montreal                                             16,776          508
Bank of Nova Scotia, Halifax                                 19,541          616
Barrick Gold Corp.                                           19,903          521
Canadian Imperial Bank of Commerce                           13,397          557
Canadian Pacific Ltd                                         20,597          521
Imperial Oil Ltd. (New)                                      11,952          527
Northern Telecom Ltd.                                        14,053          915
Placer Dome Inc.                                             21,200          509
Royal Bank of Canada, Montreal Quebec                        15,200          502
Seagram Co. Ltd.                                             20,826          785
Thomson Corp.                                                33,900          682
Toronto-Dominion Bank                                        14,000          327
                                                                           -----
                                                                           8,434
                                                                           -----

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
DENMARK--0.3%
Novo Nordisk A/S Series B                                     2,102       $  350
Tele Danmark A/S Series B                                     7,910          399
                                                                          ------
                                                                             749
                                                                          ------
FRANCE--7.1%
AXA Groupe SA                                                15,588          968
Alcatel Alsthom CGE SA                                        8,287          707
BQE National de Paris                                        10,331          387
Canal Plus                                                    1,354          335
Carrefour                                                     2,855        1,584
Cie Financiere de Paribas (Bearer)                            5,425          349
Cie Generale de Eaux                                          6,852          819
Compagnie de Saint-Gobain SA                                  5,078          685
Danone Groupe                                                 3,416          468
Elf Aquitaine                                                14,835        1,186
L'Air Liquide                                                 3,965          612
L'Air Liquide (Prime Fidelite 1997) (Reg.)                    3,324          513
L'Oreal SA                                                    3,759        1,273
LVMH Moet Hennessy Louis Vuitton                              7,100        1,628
Lafarge Coppee SA                                             8,847          531
Lyonnaise des Eaux-Dumez                                      2,840          251
Michelin (CGDE) Class B (Reg.)                                5,354          258
PSA Peugeot Citroen                                           2,200          229
Pinault Printemps Redoute SA                                  1,255          473
Renault (Reg.)                                               14,839          316
Rhone-Poulenc SA A Shares                                    15,750          467
Roussel Uclaf                                                 1,526          404
Sanofi                                                        6,203          562
Schneider SA                                                  9,040          442
Societe Generale                                              4,907          529
Suez Group                                                    7,753          334
TOTAL Class B                                                12,682          992
Union des Assurances de Paris                                14,792          307
                                                                          ------
                                                                          17,609
                                                                          ------
GERMANY--8.2%
BASF AG                                                      36,369        1,162
Bayer AG                                                     37,670        1,423
Bayerische Hypotheken & Wechsel Bank AG                      15,269          447
Bayerische Motoren Werk AG                                    1,099          643
Bayerische Vereinsbank AG                                    15,131          569
Commerzbank AG                                               21,500          482

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Daimler Benz AG                                              30,638      $ 1,799
Deutsche Bank AG                                             27,823        1,289
Dresdner Bank AG                                             23,930          640
Hoechst AG                                                   32,620        1,227
Linde AG                                                        400          248
Lufthansa AG                                                 25,290          331
Mannesmann AG                                                 2,022          785
Metro AG                                                      4,927          404
Muenchener Rueckversicherung                                     11           21
Muenchener Rueckversicherung (Reg.)                             812        1,941
RWE AG                                                       18,210          750
RWE AG (Non Voting)                                          18,320          622
Sap AG                                                        3,610          489
Siemens AG                                                   31,250        1,615
Thyssen AG                                                    1,963          351
Veba AG                                                      26,470        1,412
Vereinigte Elektrizitatswerke Westfalen Series B              1,249          416
Viag AG                                                       1,235          457
Viag AG (New)*                                                  277          101
Volkswagen AG                                                 1,534          604
                                                                          ------
                                                                          20,228
                                                                          ------
HONG KONG--4.3%
CITIC Pacific                                               124,000          603
Cathay Pacific Airways                                      100,000          156
Cheung Kong Holdings                                        126,000        1,010
China Light & Power                                         116,900          543
Hang Seng Bank Ltd.                                         105,900        1,257
Henderson Land Development Co.                               91,000          809
Hong Kong Electric Holdings Ltd.                             99,000          317
Hong Kong Telecommunications Ltd.                           648,265        1,144
Hutchison Whampoa Ltd.                                      216,000        1,508
New World Development Co.                                    92,099          536
Sun Hung Kai Properties                                     134,500        1,531
Swire Pacific Ltd. Class A                                   87,500          772
Wharf Holdings                                              101,000          417
                                                                          ------
                                                                          10,603
                                                                          ------
ITALY--2.0%
Assicurazioni Generali                                       48,070          928
Fiat SpA                                                    168,000          449
Fiat SpA, di Risp (Non-Convertible)                          42,000           61
INA                                                         201,000          278

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
STET                                                        207,000       $  715
STET di Risp (Non-Convertible)                               66,000          176
Telecom Italia                                              395,976          882
Telecom Italia Mob                                          395,976          818
Telecom Italia Mob di Risp                                  195,000          222
Telecom Italia di Risp (Non-Convertible)                    165,000          314
                                                                           -----
                                                                           4,843
                                                                           -----
JAPAN--29.0%
Ajinomoto Co., Inc.                                          26,000          276
All Nippon Airways Co., Ltd.                                 51,000          425
Asahi Bank                                                   79,000          812
Asahi Chemical Industry Co.                                  41,000          256
Asahi Glass Co., Ltd.                                        42,000          443
Bank of Tokyo-Mitsubishi, Ltd.                              183,450        3,738
Bank of Yokohama                                             44,000          326
Bridgestone Corp.                                            28,000          472
Canon Inc.                                                   31,000          594
Chiba Bank                                                   31,000          233
Chubu Electric Power Co.                                     26,100          539
Chugoku Electric Power Co., Inc.                             14,300          288
DDI Corp.                                                       100          751
Dai Nippon Printing Co.                                      27,000          455
Dai-Ichi Kangyo Bank, Ltd.                                  112,000        1,820
Daiei Inc.                                                   24,000          213
Daiwa Bank                                                   48,000          272
Daiwa House Industries Co.                                   11,000          153
Daiwa Securities Co.                                         47,000          508
East Japan Railway Co.                                          150          689
Eisai Co.                                                       250            4
Fanuc                                                         8,000          256
Fuji Bank, Ltd.                                             111,000        1,999
Fuji Photo Film Co.                                          18,000          517
Fujitsu Ltd.                                                 66,000          580
Gunma Bank                                                   10,000           89
Hachijuni Bank                                               13,000          130
Hitachi Ltd.                                                121,000        1,073
Honda Motor Co., Ltd.                                        34,000          812
Industrial Bank of Japan, Ltd.                              106,720        2,128
Ishikawajima-Harima Heavy Industries                         53,000          244
Isuzu Motors Ltd.                                            39,000          193
Ito-Yokado Co., Ltd.                                         15,000          748
Itochu Corp.                                                 43,000          259

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Japan Air Lines Co., Ltd.                                    63,000       $  360
Japan Telecom Co.                                                20          481
Japan Tobacco Inc.                                              100          706
Joyo Bank                                                    18,000          119
Joyo Bank (Rights expire 11/20/96)*                           1,800            6
Jusco Co.                                                    12,000          356
Kajima Corp.                                                 34,000          292
Kansai Electric Power Co.                                    33,700          707
Kao Corp.                                                    24,000          282
Kawasaki Heavy Industries                                    55,000          252
Kawasaki Steel Co.                                          112,000          345
Kinki Nippon Railway Co.                                     56,650          376
Kirin Brewery Co., Ltd.                                      40,000          411
Kobe Steel                                                  104,000          247
Kokusai Denki                                                 1,500          130
Komatsu Ltd.                                                 38,000          311
Kubota Corp.                                                 42,000          238
Kyocera Corp.                                                 7,000          462
Kyushu Electric Power Co.                                    18,700          383
Long-Term Credit Bank of Japan                               85,000          564
Marubeni Corp.                                               34,000          157
Marui Co.                                                    14,000          259
Matsushita Electric Industrial Co., Ltd.                     76,000        1,215
Matsushita Electric Works                                    30,000          290
Mazda Motor Corp.                                            48,000          213
Mitsubishi Chemical Corp.                                    62,000          253
Mitsubishi Corp.                                             56,000          625
Mitsubishi Electric Corp.                                    77,000          446
Mitsubishi Estate Co.                                        46,000          574
Mitsubishi Heavy Industries                                 122,000          938
Mitsubishi Materials Co.                                     46,000          204
Mitsubishi Motors                                            37,000          306
Mitsubishi Trust & Banking Corp.                             45,000          664
Mitsui & Co.                                                 56,000          453
Mitsui Fudosan Co.                                           26,000          322
Mitsui Trust & Banking Co.                                   44,000          425
Murata Manufacturing Co.                                      9,000          289
NEC Corp.                                                    55,000          599
NKK Corp.                                                    97,000          244
NTT Data Corp.                                                   10          296
Nikko Securities Co.                                         52,000          498
Nintendo Co., Ltd.                                            4,200          269

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Nippon Credit Bank                                           69,000       $  208
Nippon Express Co.                                           31,000          252
Nippon Oil Co.                                               48,000          274
Nippon Paper Industries Co.                                  39,000          220
Nippon Steel Corp.                                          238,000          694
Nippon Telegraph & Telephone Corp.                              596        4,162
Nippon Yusen Kabushiki Kaisha                                27,000          135
Nippondenso Co.                                              31,000          643
Nissan Motor Co., Ltd.                                       89,000          673
Nomura Securities Co., Ltd.                                  70,000        1,156
Obayashi Corp.                                               17,000          131
Odakyu Electric Railway Co.                                     420            3
Oji Paper Co. (New)*                                         16,000          117
Osaka Gas Co.                                                93,000          288
Ricoh Co., Ltd.                                              27,000          268
Rohm Co.                                                      4,000          237
Sakura Bank                                                 124,000        1,176
Sankyo Co.                                                   13,000          322
Sanwa Bank                                                  104,000        1,772
Sanyo Electric Co., Ltd.                                     60,000          291
Secom Co.                                                     3,000          179
Seibu Railway Co.                                            16,000          766
Sekisui Chemical Co.                                         21,000          234
Sekisui House                                                26,000          274
Seven-Eleven Japan Co.                                       15,200          884
Sharp Corp.                                                  40,000          608
Shikoku Electric Power Co.                                    6,200          125
Shimizu Corp.                                                31,000          280
Shin-Etsu Chemical Co.                                       13,650          234
Shizuoka Bank                                                26,000          297
Sony Corp.                                                   12,500          750
Sumitomo Bank                                               113,000        1,985
Sumitomo Chemical Co.                                        63,000          269
Sumitomo Corp.                                               40,000          323
Sumitomo Electric Industries                                 27,000          356
Sumitomo Marine & Fire Insurance Co.                         28,000          201
Sumitomo Metal Industries                                    90,000          247
Sumitomo Trust & Banking Co.                                 44,000          487
Suzuki Motor Corp.                                           10,000          102
TDK                                                           3,000          176
Taisei Corp.                                                 40,000          246
Taisho Pharmaceutical Co.                                     8,000          159

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Takeda Chemical Industries                                   31,000     $    531
Tobu Railway Co.                                             16,000           90
Tohoku Electric Power Co.                                    15,100          306
Tokai Bank                                                   67,000          777
Tokio Marine & Fire Insurance Co.                            55,000          604
Tokyo Electric Power Co., Inc.                               48,000        1,100
Tokyo Gas & Electric Industrial                              82,000          256
Tokyu Corp.                                                  43,000          289
Tonen Corp.                                                  23,000          295
Toppan Printing Co.                                          27,000          330
Toray Industries Inc.                                        54,000          326
Toshiba Corp.                                               119,000          744
Tostem Corp.                                                  5,000          144
Toyo Seikan                                                   8,000          253
Toyo Trust & Banking Co.                                     30,000          256
Toyoda Automatic Loom                                         6,000          111
Toyota Motor Corp.                                          143,000        3,379
Yamaichi Securities Co.                                      45,000          251
Yamanouchi Pharmaceutical Co.                                13,000          264
Yasuda Fire & Marine Insurance Co.                           20,000          127
Yasuda Trust & Banking Co.                                   23,000          112
                                                                          ------
                                                                          71,611
                                                                          ------
NETHERLANDS--6.1%
ABN-Amro Holdings NV                                         17,870        1,010
Aegon NV                                                     15,411          784
Akzo Nobel NV                                                 4,185          527
Dordtsche Petrol                                              2,002          348
Elsevier NV                                                  38,508          640
Heineken NV                                                   3,050          576
ING Groep NV                                                 43,506        1,356
Koninklijke Ahold NV                                          7,171          418
Koninklijke PTT Nederland                                    26,041          942
Philips Electronics NV                                       19,400          684
PolyGram NV                                                  10,409          489
Royal Dutch Petroleum Co. (Bearer)                           29,926        4,942
SGS-Thomson Microelectronics NV*                              7,522          399
Unilever NV, CVA                                              8,700        1,323
Wolters Kluwer NV, CVA                                        4,072          523
                                                                          ------
                                                                          14,961
                                                                          ------

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
SINGAPORE--2.0%
City Developments                                            47,000       $  370
Hong Kong Land Holdings                                     246,356          549
Jardine Matheson Holdings Ltd.                                  191            1
Overseas Chinese Bank (alien market)                         57,212          654
Singapore Airlines Ltd. (alien market)                       77,000          678
Singapore Telecommunications                                910,000        2,119
United Overseas Bank (alien market)                          52,600          512
                                                                           -----
                                                                           4,883
                                                                           -----
SPAIN--2.0%
Argentaria Corp.                                              8,052          316
Banco Bilbao-Vizcaya SA (Reg.)                               13,766          669
Banco de Santander SA (Reg.)                                  8,600          441
Empresa Nacional de Electricidad                             15,326          938
Gas Natural SDG SA                                            2,091          366
Iberdrola SA                                                 49,800          529
Repsol, SA                                                   16,600          542
Telefonica Internacional de Espana, SA                       55,184        1,107
                                                                           -----
                                                                           4,908
                                                                           -----
SWEDEN--2.0%
ASEA AB                                                       3,300          374
ASEA AB Series B                                                800           89
Astra AB Series A                                            29,914        1,374
Astra AB Series B                                             6,700          306
L.M. Ericsson Telephone Series B                             69,080        1,870
Sandvik AB Series A                                           8,600          203
Sandvik AB Series B                                           3,000           71
Swedish Match Company*                                       25,700           77
Volvo AB Series A                                             5,000          103
Volvo AB Series B                                            20,700          430
                                                                           -----
                                                                           4,897
                                                                           -----
SWITZERLAND--7.0%
BBC Brown Boveri (Bearer)                                       420          519
BBC Brown Boveri (Reg.)                                         189           46
CS Holding (Reg.)                                            13,670        1,365
Ciba-Geigy Ltd. (Bearer)                                        170          208
Ciba-Geigy Ltd. (Reg.)                                        1,404        1,729
Cie Financiere Richemont Series A (Bearer)                      309          471
Nestle Ltd. (Reg.)                                            2,334        2,535
Roche Group Holding AG                                          420        3,177

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Roche Group Holding AG (Bearer)                                  85      $ 1,042
Sandoz Ltd. (Bearer)                                            491          569
Sandoz Ltd. (Reg.)                                            2,090        2,416
Schweizerische Bankgesellschaft (Bearer)                      1,144        1,090
Schweizerische Bankgesellschaft (Reg.)                        1,150          222
Schweizerische Bankverein (Reg.)                              4,295          827
Winterthur (Reg.)                                               600          357
Zurich Versicherung (Reg.)                                    2,531          693
                                                                          ------
                                                                          17,266
                                                                          ------
UNITED KINGDOM--21.8%
Abbey National                                               72,619          754
Allied Domecq PLC                                            64,028          494
Argyll Group                                                 56,798          337
Associated British Foods                                     55,569          382
BAA                                                          61,792          498
BAT Industries                                              177,692        1,232
BOC Group                                                    29,615          410
BTR                                                         223,104          935
Barclays                                                     90,265        1,417
Bass                                                         50,821          652
Boots Co.                                                    56,881          577
British Aerospace                                            23,848          453
British Airways                                              59,836          539
British Gas                                                 241,400          750
British Petroleum Co.                                       336,363        3,615
British Sky Broadcast                                       101,400          952
British Steel                                               125,330          348
British Telecom                                             354,739        2,180
Cable & Wireless                                            150,259        1,193
Cadbury Schweppes                                            59,887          499
Commercial Union Assurance Co.                               33,117          350
GKN                                                          19,003          357
General Electric Co.                                        151,200          935
Glaxo Wellcome                                              206,766        3,248
Granada Group                                                35,882          517
Grand Metropolitan, Inc.                                    121,599          917
Great University Stores                                      56,903          569
Guinness                                                    108,800          779

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
HSBC Holdings                                                48,766      $ 1,025
HSBC Holdings (Hong Kong)                                   104,953        2,151
Hanson Industries                                           289,071          379
Imperial Chemical Industries                                 40,411          519
Imperial Tobacco*                                            28,907          169
J. Sainsbury PLC                                            106,430          631
Kingfisher                                                   41,660          444
Legal & General Group                                        68,785          363
Lloyds Abbey Life                                            38,848          397
Lloyds TSB Group                                            298,261        1,891
Marks & Spencer PLC                                         152,500        1,281
National Power Development                                   59,600          393
National Westminster Bancorp                                104,773        1,196
Pearson, Inc.                                                34,454          425
Powergen                                                     38,518          320
Prudential Corp.                                            110,479          836
RTZ Corp. PLC                                                60,025          960
Rank Group                                                   86,054          572
Reed International                                           31,845          593
Rentokil Group                                               54,815          368
Reuters Holdings PLC                                         95,074        1,184
Royal Bank of Scotland                                       49,988          409
Royal Sun Alliance                                              969            7
Scot & Newcastle                                             37,789          393
Shell Transport & Trading Co.                               197,687        3,240
Siebe                                                        24,267          381
SmithKline Beecham PLC (New)                                149,987        1,853
Standard Chartered PLC                                       56,941          614
Tesco                                                       121,999          661
Thorn EMI*                                                   23,982          135
Thorn EMI                                                    24,463          481
Tomkins                                                          12            0
Unilever                                                     44,900          943
Vendome Lux Group SA (units)                                 42,290          399
Vodafone Group                                              177,810          687
Whitbread                                                    26,922          315
Zeneca Group                                                 51,108        1,385
                                                                          ------
                                                                          53,889
                                                                          ------

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
UNITED STATES--0.0%
Millennium Chemicals Inc.*                                    4,129     $     84
                                                                        --------
TOTAL COMMON STOCK
  (Cost $209,972)                                                        242,436
                                                                         -------
PREFERRED STOCK--0.3%
AUSTRALIA--0.1%
News Corp. (Limited Voting Shares)                           61,436          270
                                                                         -------
GERMANY--0.2%
Sap AG (Non-Voting)                                           2,010          270
Volkswagen AG (Non-Voting)                                      350          106
                                                                         -------
                                                                             376
                                                                         -------
ITALY--0.0%
Fiat SpA                                                     38,800           55
                                                                         -------
TOTAL PREFERRED STOCK
  (Cost $580)                                                                701
                                                                         -------
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/00)*                     425            1
                                                                         -------
UNITED KINGDOM--0.0%
BTR (expire 11/26/98)*                                        4,019            0
                                                                         -------
TOTAL WARRANTS
  (Cost $3)                                                                    1
                                                                         -------

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
CASH EQUIVALENTS--0.8%
Seven Seas Money Market Fund+
  5.04%, 11/07/96                                         2,041,447     $  2,041
                                                                         -------
TOTAL CASH EQUIVALENTS
  (Cost $2,041)                                                            2,041
                                                                         -------
TOTAL INVESTMENTS--99.4%
  (Cost $212,596)                                                        245,179
                                                                         -------
OTHER ASSETS AND LIABILITIES--0.6%
  Other Assets                                                             2,084
  Liabilities                                                               (485)
                                                                         -------
                                                                           1,599
                                                                          ------
NET ASSETS--100.0% (Note 8)
Applicable to 20,180,511 outstanding shares, $0.00001
  par value (unlimited shares authorized)                               $246,778
                                                                         =======
NET ASSET VALUE PER SHARE                                                 $12.23
                                                                           =====

---------------
* Non-Income Producing Security

+ Interest rate represents the yield on October 31, 1996.

See accompanying Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended October 31, 1996

Investment income:
  Dividends (net of foreign tax withheld of $738)            $ 4,699
  Interest                                                       190
                                                              ------
    Total investment income                                    4,889
                                                              ------
Expenses:
  Investment advisory and administration fee                   1,561
  Transfer agency and shareholder service fees                   559
  Custodian fees                                                 233
  Registration fees                                               55
  Professional fees                                               81
  Shareholder reports                                             75
  Trustees' fees                                                  22
  Amortization of deferred organization costs                     25
  Insurance and other expenses                                     7
                                                              ------
                                                               2,618
Less expenses reduced (Note 4)                                (1,078)
                                                              ------
    Total expenses incurred by Fund                            1,540
                                                              ------
Net investment income                                          3,349
                                                              ------
Net realized gain (loss) on investments and foreign
  currency transactions:
  Net realized loss from changes in market value              (1,972)
  Net realized gain from changes in foreign exchange rates       287
                                                              ------
    Net realized loss on investments sold                     (1,685)
    Net realized loss on foreign currency transactions           (96)
                                                              ------
       Net realized loss on investments sold and foreign
         currency transactions                                (1,781)
                                                              ------
Change in net unrealized gain (loss) on investments and
  foreign currency translation:
  Increase in net unrealized gain from changes in market
    value                                                     29,821
  Decrease in net unrealized gain from changes in foreign
    exchange rates                                            (9,716)
                                                              ------
    Increase in net unrealized gain on investments            20,105
    Decrease in net unrealized gain on translating assets
       and liabilities into the reporting currency                (7)
                                                              ------
       Increase in net unrealized gain on investments and
         foreign currency translation                         20,098
                                                              ------
Net gain on investments                                       18,317
                                                              ------
Increase in net assets resulting from operations             $21,666
                                                              ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                       Year ended
                                                       October 31,
                                                    1996        1995
                                                  --------    --------
Operations:
  Net investment income                           $  3,349    $  2,238
  Net realized gain (loss) on investments sold
    and foreign currency transactions               (1,781)        193
  Increase in net unrealized gain on
    investments and foreign currency
    translation                                     20,098       2,557
                                                  ----------  --------
  Increase in net assets resulting from
    operations                                      21,666       4,988
                                                  ----------  --------
Dividends to shareholders from net
  investment income                                 (2,089)     (1,532)
                                                  ----------  --------
Capital share transactions:
  Proceeds from shares sold                        100,434      73,349
  Net asset value of shares issued in
    reinvestment of dividends                        1,809       1,372
  Early withdrawal fees                                 54          49
  Less payments for shares redeemed                (54,708)    (40,969)
                                                  ----------  --------
  Increase in net assets from capital
    share transactions                              47,589      33,801
                                                  ----------  --------
Total increase in net assets                        67,166      37,257

Net assets:
  Beginning of period                              179,612     142,355
                                                  ----------  --------
  End of period (including undistributed
    net investment income of $3,292 and
    $2,051, respectively)                         $246,778    $179,612
                                                  ==========  ========
Number of Fund shares:
  Sold                                               8,493       6,778
  Reinvested                                           155         134
  Redeemed                                          (4,605)     (3,840)
                                                  ----------  --------
  Net increase in shares outstanding                 4,043       3,072
Shares outstanding:
  Beginning of period                               16,138      13,066
                                                  ----------  --------
  End of period                                     20,181      16,138
                                                  ==========  ========

See accompanying Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

1. DESCRIPTION OF THE FUND

The Schwab International Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) - High Growth Fund, Schwab Asset
Director - Balanced Growth Fund, Schwab Asset Director - Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

------------------------------------------------------------------------------

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $32,583,000, of which $45,871,000 related to appreciated securities and $13,288,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $1,561,000 during the year ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily

------------------------------------------------------------------------------

net assets for transfer agency services and 0.20% of such assets for shareholder services. For the year ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $559,000, before Schwab reduced its fees (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $22,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $675,000 and $403,000, respectively (see Note 9).

5. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $75,454 and $27,236, respectively, for the year ended October 31, 1996.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1996, total early withdrawal fees retained by the Fund amounted to $54,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of (in thousands):

Paid in capital                                        $213,106
Accumulated undistributed net investment income           3,292
Accumulated net realized loss on investments sold        (2,217)
  and foreign currency transactions
Net unrealized gain on investments                       32,583
Net unrealized gain on translating assets and                14
  liabilities into the reporting currency
                                                       ----------
  Total                                                $246,778
                                                       ==========

The Fund follows Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, which will generally present undistributed income and realized gains on a tax basis. As a result, certain reclassifications have occurred that decreased undistributed net investment income by $19,000 and increased net realized loss on investments sold and foreign currency transactions and capital paid in by $34,000 and $53,000, respectively. These reclassifications have no impact on the net asset value of the Fund.

At October 31, 1996, the Fund's Statement of Net Assets included: $71,000 payable for investments purchased, $142,000 payable for Fund shares redeemed, $32,000 payable for investment advisory and administration fee and $244,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                        PERIOD ENDED
                                           YEAR ENDED OCTOBER 31,       OCTOBER 31,
                                         1996       1995       1994       1993 ++
                                       --------   --------   --------   ------------
Net asset value at beginning of period $  11.13   $  10.89   $  10.15     $  10.00
Income from investment operations
  Net investment income                    0.16       0.14       0.11         0.03
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                           1.07       0.22       0.69         0.12
                                       --------   --------   --------   ------------
  Total from investment operations         1.23       0.36       0.80         0.15
Less distributions
  Dividends from net investment income    (0.13)     (0.12)     (0.04)          --
  Distributions from realized gain on
    investments                              --         --      (0.02)          --
                                       --------   --------   --------   ------------
  Total distributions                     (0.13)     (0.12)     (0.06)          --
                                       --------   --------   --------   ------------
Net asset value at end of period       $  12.23   $  11.13   $  10.89     $  10.15
                                       ========   ========   ========   ===========
Total return (not annualized)             11.07%      3.35%      7.89%        1.50%
Ratios/Supplemental data
  Net assets, end of period (000s)     $246,778   $179,612   $142,355     $106,085
  Ratio of expenses to average net
    assets +                               0.69%      0.85%      0.90%        0.60%*
  Ratio of net investment income to
    average net assets +                   1.50%      1.45%      1.14%        2.15%*
  Portfolio turnover rate                     6%         0%         6%           2%
  Average commission rate                 $0.01

---------------
+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net
    assets                                 1.17%      1.22%      1.30%         2.10%*
  Ratio of net investment income to
    average net assets                     1.02%      1.08%      0.74%         0.65%*

++ For the period September 9, 1993 (commencement of operations) to October 31,
   1993.
* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders
of the Schwab International Index Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab International Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

              THIS SPACE RESERVED FOR YOUR COMMENTS AND QUESTIONS. A SCHWAB REPRESENTATIVE WILL BE HAPPY TO ASSIST YOU.

                              SCHWABFUNDS FAMILY(R)

The SchwabFunds Family includes a variety of funds to help meet your investment needs. You can diversify your portfolio in a single step with our asset allocation funds. Or you can customize your portfolio with a combination of our stock funds as well as our taxable and tax-advantaged bond and money funds.

                          SCHWAB ASSET ALLOCATION FUNDS

                  Schwab Asset Director(R) -- High Growth Fund
                  Schwab Asset Director -- Balanced Growth Fund
                Schwab Asset Director -- Conservative Growth Fund Schwab OneSource Portfolios -- Growth Allocation
               Schwab OneSource Portfolios -- Balanced Allocation

                               SCHWAB STOCK FUNDS

                               Schwab 1000 Fund(R)
                               Schwab S&P 500 Fund
                            Schwab Analytics Fund(TM)
                         Schwab Small-Cap Index Fund(R)
                       Schwab International Index Fund(R)
                  Schwab OneSource Portfolios -- International

                                SCHWAB BOND FUNDS

                    Schwab Government Bond Funds -- Long-Term
                             and Short/Intermediate
         Schwab Tax-Free Bond Funds -- Long-Term and Short/Intermediate
               Schwab California Tax-Free Bond Funds -- Long-Term
                             and Short/Intermediate

                            SCHWAB MONEY MARKET FUNDS

Schwab offers an array of money market funds* that seek high current income with safety and liquidity. Choose from taxable or tax-advantaged alternatives. Many can be linked to your Schwab account to "sweep" cash balances automatically when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(TM).

Please call 1-800-2 NO-LOAD for a free prospectus and brochure for any of the SchwabFunds(R).

Each prospectus provides more complete information, including charges and expenses. Please read it carefully before investing.

This report must be preceded or accompanied by a current prospectus.


* Investments in money market funds are neither insured nor guaranteed by the U.S. government, and there is no assurance that the funds will be able to maintain a stable share price of $1.
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SchwabFunds                                                           PAID
-----------                                                      CHARLES SCHWAB
 FAMILY(R)                                                      ----------------
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101 Montgomery Street
San Francisco, California 94104




INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

DISTRIBUTOR
Charles Schwab & Co., Inc.
101 Montgomery Street, San Francisco, CA 94104

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C)1996 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC/NYSE.

TF4443R(12/96) CRS 12012 Printed on recycled paper.